Unaudited Interim Condensed Consolidated Statements of Profit or Loss - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 552,741	R$ 401,347
Financial income	2,959,687	1,662,583
Total revenue and financial income	3,512,428	2,063,930
Transaction expenses	(186,440)	(184,516)
Interest and other financial expenses	(1,255,936)	(639,920)
Total transaction and financial expenses	(1,442,376)	(824,436)
Credit loss allowance expenses	(974,020)	(480,136)
Technology expenses	(162,462)	(112,901)
Marketing expenses	(179,367)	(154,237)
Personnel expenses	(337,634)	(260,323)
Administrative expenses	(111,090)	(63,114)
Depreciation and amortization	(118,378)	(103,692)
Other expenses	(9,873)	(11,225)
Other income	44,487	22,751
Profit before income taxes	221,714	76,617
Current income tax and social contribution	(199,917)	(187,545)
Deferred income tax and social contribution	129,940	199,024
Total income tax and social contribution (expense) benefit	(69,977)	11,479
Profit for the period	151,737	88,096
Profit attributable to the Company’s shareholders	151,430	74,980
Profit attributable to non-controlling interests	R$ 307	R$ 13,116
Earnings per share – basic (in Brazil Real per share)	R$ 1,241.6000	R$ 375,000
Earnings per share – diluted (in Brazil Real per share)	R$ 1,241.6000	R$ 375,000